Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) NOK in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 NOK
Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (258,568)
Cross Currency Interest Rate Contract [Member] | Maturing In May 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 125,000	NOK 700,000
Receivable Margin	5.25%	5.25%
Fixed Rate Payable	6.88%	6.88%
Fair Value / Carrying Amount of Asset / (Liability)	$ (44,079)
Remaining Term (years)	9 months 18 days
Cross Currency Interest Rate Contract [Member] | Maturing in September 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 150,000	NOK 900,000
Receivable Margin	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Fair Value / Carrying Amount of Asset / (Liability)	$ (48,959)
Remaining Term (years)	2 years 2 months 12 days
Cross Currency Interest Rate Contract [Member] | Maturing In May 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 134,000	NOK 1,000,000
Receivable Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (20,923)
Remaining Term (years)	3 years 10 months 24 days
Cross Currency Interest Rate Contract [Member] | Maturing In November 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 101,351	NOK 600,000
Receivable Margin	5.75%	5.75%
Fixed Rate Payable	8.84%	8.84%
Fair Value / Carrying Amount of Asset / (Liability)	$ (34,817)
Remaining Term (years)	2 years 4 months 26 days
Cross Currency Interest Rate Contract [Member] | Maturing In December 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 143,536	NOK 800,000
Receivable Margin	5.75%	5.75%
Fixed Rate Payable	7.58%	7.58%
Fair Value / Carrying Amount of Asset / (Liability)	$ (55,132)
Remaining Term (years)	2 years 6 months
Cross Currency Interest Rate Contract [Member] | Maturing In January 2019 [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 162,200	NOK 1,000,000
Receivable Margin	4.25%	4.25%
Fixed Rate Payable	7.45%	7.45%
Fair Value / Carrying Amount of Asset / (Liability)	$ (54,658)
Remaining Term (years)	2 years 7 months 6 days
Foreign currency contracts [Member] | Maturing In November 2018 [Member]
Derivative [Line Items]
Notional Amount	$ 1,200	NOK 7,200
Debt instrument, premium, percent	3.00%	3.00%
Foreign currency contracts [Member] | Maturing In December 2018 [Member]
Derivative [Line Items]
Notional Amount	$ 3,400	NOK 19,200
Debt instrument, premium, percent	3.00%	3.00%